Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

Note 11 Debt

Revolving Credit Facilities

At December 31, 2016, TDS and U.S. Cellular had revolving credit facilities available for general corporate purposes.  In June 2016, TDS entered into a $400 million revolving credit agreement with certain lenders and other parties and U.S. Cellular entered into a $300 million revolving credit agreement with certain lenders and other parties.  As a result of the new agreements, TDS’ and U.S. Cellular’s revolving credit agreements due to expire in December 2017 were terminated.  Amounts under the revolving credit facilities may be borrowed, repaid and reborrowed from time to time until maturity in June 2021.  As of December 31, 2016, there were no outstanding borrowings under the revolving credit facilities, except for letters of credit.  Interest expense representing commitment fees on the unused portion of the revolving lines of credit was $2 million in each of 2016, 2015 and 2014.  The commitment fees are based on the unsecured senior debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

The following table summarizes the revolving credit facilities as of December 31, 2016:

	TDS	U.S. Cellular
(Dollars in millions)
Maximum borrowing capacity	$400	$300
Letters of credit outstanding	$1	$2
Amount borrowed	$–	$–
Amount available for use	$399	$298

Borrowings under the revolving credit facilities bear interest either at a LIBOR rate plus 1.75% or at an alternative Base Rate as defined in the revolving credit agreement plus 0.75%, at TDS’ or U.S. Cellular’s option.  TDS and U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS or U.S. Cellular and approved by the lenders).  TDS’ and U.S. Cellular’s credit spread and commitment fees on their revolving credit facilities may be subject to increase if their current credit ratings from nationally recognized credit rating agencies are lowered, and may be subject to decrease if the ratings are raised.

In connection with U.S. Cellular’s revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated June 15, 2016 together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement.  Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105 million and (ii) refinancing indebtedness in excess of $250 million will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement.  As of December 31, 2016, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.

The continued availability of the revolving credit facilities requires TDS and U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing. TDS and U.S. Cellular believe they were in compliance as of December 31, 2016 with all covenants and other requirements set forth in the revolving credit facilities.

The revolving credit agreements include the following financial covenants:

  Consolidated Interest Coverage Ratio may not be less than 3.00 to 1.00 as of the end of any fiscal quarter.
  Consolidated Leverage Ratio may not be greater than the ratios indicated as of the end of any fiscal quarter for each period specified below:
Period	Ratios

From the agreement date of June 15, 2016 through June 30, 2019	3.25 to 1.00

From July 1, 2019 and thereafter	3.00 to 1.00

Certain TDS and U.S. Cellular wholly-owned subsidiaries have jointly and severally unconditionally guaranteed the payment and performance of the obligations of TDS and U.S. Cellular under the revolving credit agreements pursuant to a guaranty dated June 15, 2016.  Other subsidiaries that meet certain criteria will be required to provide a similar guaranty in the future.  TDS and U.S. Cellular believe that they were in compliance with all of the financial and other covenants and requirements set forth in their revolving credit facilities as of December 31, 2016.

Term Loan

In July 2015, U.S. Cellular borrowed $225 million on a senior term loan credit facility in two separate draws.  This facility was entered into in January 2015 and amended and restated in June 2016.  The interest rate on outstanding borrowings is reset at three and six month intervals at a rate of LIBOR plus 250 basis points.  This credit facility provides for the draws to be continued on a long-term basis under terms that are readily determinable.  U.S. Cellular has the ability and intent to carry the debt for the duration of the agreement.  Principal reductions are due and payable in quarterly installments of $3 million beginning in March 2016 through December 2021, and the remaining unpaid balance will be due and payable in January 2022.  The senior term loan credit facility contains financial covenants and subsidiary guarantees that are consistent with the revolving credit agreements described above.  This facility was entered into for general corporate purposes, including working capital, spectrum purchases and capital expenditures.  U.S. Cellular believes that it was in compliance with all of the financial and other covenants and requirements set forth in its term loan credit facility as of December 31, 2016.

In connection with U.S. Cellular’s term loan credit facility, TDS and U.S. Cellular entered into a subordination agreement in June 2016 together with the administrative agent for the lenders under U.S. Cellular’s term loan credit agreement, which is substantially the same as the subordination agreement in the U.S. Cellular revolving credit facility described above.  As of December 31, 2016, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the term loan facility pursuant to this subordination agreement.

Other Long-Term Debt

Long-term debt as of December 31, 2016 and 2015 was as follows:

				December 31,
				2016			2015
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discount and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
TDS:
Unsecured Senior Notes
6.625%	March 2005	March 2045	March 2010	$116	$3	$113	$116	$3	$113
6.875%	Nov 2010	Nov 2059	Nov 2015	225	7	218	225	8	217
7.000%	March 2011	March 2060	March 2016	300	10	290	300	10	290
5.875%	Dec 2012	Dec 2061	Dec 2017	195	7	188	195	7	188
Purchase contract	Oct 2001	Oct 2021		1	–	1	1	–	1
	Total Parent			$837	$27	$810	$837	$28	$809
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$15	$529	$544	$15	$529
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
Term Loan	Jul 2015	Jan 2022		214	2	212	225	2	223
Obligation on capital leases				2	–	2	2	–	2
TDS Telecom -
Rural Utilities Service (“RUS”) and other notes				1	–	1	1	–	1
Obligation on capital leases				1	–	1	1	–	1
Other -
Long-term notes		Through 2021		4	–	4	3	–	3
	Total Subsidiaries			1,683	48	1,635	1,693	48	1,645
Total long-term debt				$2,520	$75	$2,445	$2,530	$76	$2,454
Long-term debt, current						$12			$14
Long-term debt, noncurrent						$2,433			$2,440

TDS may redeem its callable notes and U.S. Cellular may redeem its 6.95% Senior Notes, 7.25% 2063 Senior Notes and 7.25% 2064 Senior Notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest.  U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

Interest on the Senior Notes outstanding at December 31, 2016 is payable quarterly, with the exception of U.S. Cellular's 6.7% Senior Notes for which interest is payable semi-annually.

The annual requirements for principal payments on long-term debt are approximately $12 million, $13 million, $12 million, $12 million and $14 million for the years 2017 through 2021, respectively.

The covenants associated with TDS and its subsidiaries’ long-term debt obligations, among other things, restrict TDS’ ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.

TDS’ and U.S. Cellular’s long-term debt notes do not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in TDS’ or U.S. Cellular’s credit rating.  However, a downgrade in TDS’ or U.S. Cellular’s credit rating could adversely affect its ability to obtain long-term debt financing in the future.